UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund

December 31, 2014

1.813022.110

FSS-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.0%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	2,403,963	$ 565,773
Fidelity Consumer Staples Central Fund (c)	2,309,660	502,882
Fidelity Energy Central Fund (c)	3,178,251	412,537
Fidelity Financials Central Fund (c)	10,823,185	959,151
Fidelity Health Care Central Fund (c)	2,298,816	771,920
Fidelity Industrials Central Fund (c)	2,200,682	512,143
Fidelity Information Technology Central Fund (c)	4,028,617	1,084,262
Fidelity Materials Central Fund (c)	746,458	166,326
Fidelity Telecom Services Central Fund (c)	802,040	132,714
Fidelity Utilities Central Fund (c)	1,188,270	194,567
TOTAL EQUITY CENTRAL FUNDS (Cost $3,544,673)		5,302,275
Common Stocks - 0.0%

United States of America - 0.0%
Diamond Foods, Inc. (a) (Cost $41)	1,372	37
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.13% (b) (Cost $317)	317,046	317
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,545,031)		5,302,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,069)
NET ASSETS - 100%		$ 5,301,560
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	1,828
Fidelity Consumer Staples Central Fund	2,249
Fidelity Energy Central Fund	1,835
Fidelity Financials Central Fund	5,836
Fidelity Health Care Central Fund	1,251
Fidelity Industrials Central Fund	1,916
Fidelity Information Technology Central Fund	1,517
Fidelity Materials Central Fund	839
Fidelity Telecom Services Central Fund	819
Fidelity Utilities Central Fund	1,252
Total	$ 19,342
* Amount represents less that $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 530,044	$ 5,177	$ 21,219	$ 565,773	36.9%
Fidelity Consumer Staples Central Fund	492,540	9,227	29,050	502,882	42.8%
Fidelity Energy Central Fund	481,281	11,281	2,325	412,537	42.4%
Fidelity Financials Central Fund	906,920	25,946	24,583	959,151	38.1%
Fidelity Health Care Central Fund	704,012	22,048	13,156	771,920	40.3%
Fidelity Industrials Central Fund	494,898	2,013	19,620	512,143	37.2%
Fidelity Information Technology Central Fund	1,020,754	42,897	4,293	1,084,262	40.7%
Fidelity Materials Central Fund	178,985	839	7,816	166,326	36.1%
Fidelity Telecom Services Central Fund	129,886	1,560	-	132,714	45.0%
Fidelity Utilities Central Fund	183,153	1,252	-	194,567	38.0%
Total	$ 5,122,473	$ 122,240	$ 122,062	$ 5,302,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $3,545,031,000. Net unrealized appreciation aggregated $1,757,598,000, of which $1,777,361,000 related to appreciated investment securities and $19,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the to the valuation of American Depository Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015